SUPPLEMENTARY DATA (Summary of Unamortized Content Costs) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
SUPPLEMENTARY DATA [Abstract]
Predominantly Monetized Individually, In release	$ 1,410
Predominantly Monetized Individually, Completed but not released	2,045
Predominantly Monetized Individually, In production	1,350
Predominantly Monetized Individually, Total film and television costs	4,805
Predominantly Monetized as a Film Group, Licensed and acquired program rights	21,413	$ 20,548
Predominantly Monetized as a Film Group, In release	2,081	5,762
Predominantly Monetized as a Film Group, Completed but not released	115	387
Predominantly Monetized as a Film Group, In production	819	557
Predominantly Monetized as a Film Group, Total film and television costs	$ 24,428	$ 27,254